Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Taxes (Details) - Schedule of Income Tax Provision (Benefit) [Line Items]
Total current tax provision	$ 1,104,188	$ 241,741
Total deferred tax provision	(1,460,623)	(29,689)
Income tax provisions (benefit)	(356,435)	212,052
Japan [Member]
Taxes (Details) - Schedule of Income Tax Provision (Benefit) [Line Items]
Total current tax provision	1,096,800	192,271
Total deferred tax provision	(1,460,667)	(29,689)
Hong Kong [Member]
Taxes (Details) - Schedule of Income Tax Provision (Benefit) [Line Items]
Total current tax provision
Total deferred tax provision
PRC [Member]
Taxes (Details) - Schedule of Income Tax Provision (Benefit) [Line Items]
Total current tax provision	7,388	49,470
Total deferred tax provision
Malaysia [Member]
Taxes (Details) - Schedule of Income Tax Provision (Benefit) [Line Items]
Total current tax provision
Total deferred tax provision	$ 44